Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income / (loss)	$ 124.9	$ 86.7	$ 17.0
Adjustments to reconcile Net income / (loss) to Net cash from operating activities
Depreciation and amortization	70.8	74.5	87.2
Amortization of deferred financing costs	3.7	3.1	1.1
Deferred income taxes	(9.7)	16.3	8.1
Loss on early extinguishment of debt	0.0	0.6	1.1
Impairment of Long-Lived Assets Held-for-use	0.0	0.0	66.3
Gain (Loss) on Disposition of Business	0.0	12.4	0.0
Loss / (gain) on asset disposal, net	0.0	0.2	15.7
Changes in certain assets and liabilities:
Accounts receivable, net	19.6	13.5	14.6
Inventories	(2.8)	(0.3)	10.3
Taxes applicable to subsequent years	(5.0)	(1.3)	6.4
Deferred regulatory costs, net	(2.2)	(9.2)	(23.7)
Accounts payable	12.9	3.8	(48.7)
Accrued taxes payable / receivable	(7.2)	(12.7)	(17.5)
Accrued interest	0.9	(0.4)	(1.3)
Accrued pension and other post-retirement benefits	(8.8)	(2.4)	4.8
Other	2.8	11.6	(4.9)
Net cash provided by operating activities	199.9	195.8	135.4
Cash flows from investing activities:
Capital expenditures	(167.1)	(93.1)	(101.7)
Payments for Removal Costs	0.0	(14.5)	0.0
Proceeds from Sale of Property, Plant, and Equipment	0.0	10.6	0.0
Insurance proceeds	0.0	0.4	12.5
Other investing activities, net	(3.5)	(0.3)	(0.3)
Net cash provided by / (used in) investing activities	(170.6)	(96.9)	(89.5)
Cash flows from financing activities:
Deferred financing costs	(5.2)	0.0	0.0
Retirement of debt	(436.1)	(64.5)	(104.5)
Proceeds from Contributions from Parent	0.0	80.0	70.0
Premium paid for early redemption of debt	(0.2)	0.0	(0.4)
Issuance of long-term debt	422.3	0.0	0.0
Borrowings from revolving credit facilities	60.0	30.0	40.0
Repayment of borrowings from revolving credit facilities	(20.0)	(40.0)	(30.0)
Dividends paid on common stock to parent	(95.0)	(43.8)	(39.0)
Borrowings from related party	0.0	0.0	30.0
Repayment of borrowings from related party	0.0	0.0	(35.0)
Net cash from financing activities	(74.2)	(38.3)	(68.9)
Net Cash Provided by (Used in) Discontinued Operations	0.0	0.0	27.0
Cash and cash equivalents:
Net increase / (decrease) in cash	(44.9)	60.6	4.0
Restricted Cash and Cash Equivalents	21.3	66.2	5.6
Supplemental cash flow information:
Interest paid, net of amounts capitalized	20.3	22.9	28.4
Income taxes paid / (refunded), net	24.3	13.1	28.1
Non-cash financing and investing activities:
Accruals for capital expenditures	16.5	10.8	19.7
THE DAYTON POWER AND LIGHT COMPANY [Member]
Cash flows from financing activities:
Proceeds from Contributions from Parent		80.0	70.0
Cash and cash equivalents:
Restricted Cash and Cash Equivalents	21.3	66.2
Generation [Member]
Non-cash financing and investing activities:
Disposal Group, Including Discontinued Operation, Net Assets	$ 0.0	(10.0)	(86.2)
Generation [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Non-cash financing and investing activities:
Disposal Group, Including Discontinued Operation, Net Assets		$ (10.0)	$ (86.2)